Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 66.7	$ 69.3
Accruals and payables	173.4	133.2
Accrued interest	15.1	16.9
Statutory payables	15.0	19.9
Trade and other payables	$ 270.2	$ 239.3